INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Income Taxes
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Cayman Islands	(32,227)	(94,331)	(163,416)	(25,227)
British Virgin Islands	(12)	(4)	-	-
USA	-	-	(2,320)	(358)
Hong Kong	(297)	(838)	(1,470)	(227)
PRC	62,296	260,209	(115,034)	(17,758)

	29,760	165,036	(282,240)	(43,570)

Schedule of Current and Deferred Components
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Current tax expense	(20,839)	(31,918)	(1,890)	(292)
Deferred tax benefit (expense)	97,133	23,931	(40,079)	(6,187)

Income tax benefit (expense)	76,294	(7,987)	(41,969)	(6,479)

Reconciliation of Tax Computed Applying Statutory Income Tax Rate
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Income(loss) before income taxes	29,760	165,036	(282,240)	(43,570)
Income tax computed at applicable tax rates (25%)	7,440	41,259	(70,560)	(10,893)
Effect of different tax rates in different jurisdictions	8,134	1,313	1,206	186
Non-deductible expenses	15,810	28,103	47,324	7,306
Effect of tax holiday	(942)	(16,170)	-	-
Effect of tax rate changes	(15,581)	(38,747)	(24,125)	(3,724)
Change in valuation allowance	(1,900)	18	88,661	13,687
Changes in interest and penalties on unrecognized tax benefits	2,222	(349)	3,920	605
Effect of EIT reversal for previous years	(2,242)	(5,799)	(2,099)	(324)
Research and development super-deduction	(499)	(1,959)	(2,363)	(365)
Outside basis differences	(88,796)	-	-	-
Others	60	318	5	1
	(76,294)	7,987	41,969	6,479

Schedule of Unrecognized Tax Benefits Reconciliation
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Balance at beginning of year	11,577	27,405	38,901	6,005
Increase relating to current year tax positions	18,843	18,014	7,496	1,157
Decrease relating to prior year tax positions	(2,955)	(5,202)	(1,119)	(173)
Decrease relating to expiration of applicable statute of limitations	(60)	(1,316)	(2,295)	(354)

Balance at end of year	27,405	38,901	42,983	6,635

Summary of Aggregate Amount and per Share Effect of Tax Holidays
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

The aggregate amount	942	16,170	-	-
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding
Basic	-	0.05	-	-

Diluted	-	0.05	-	-

Components of Deferred Taxes
	2014	2015	2015
	RMB	RMB	US$

Deferred tax assets, current portion
Accrued payroll and welfare payable	3,631	2,382	368
Advertising expenditure deductible in future years	33,466	-	-
Deferred government grants	2,597	1,764	272
Bad debt provision	-	2,977	460
Changes in fair value of the Structured deposit	169	-	-
Less: valuation allowance	(102)	(7,123)	(1,100)

Total deferred tax assets, current portion	39,761	-	-

Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	-	65,305	10,081
Deferred government grants	-	1,217	188
Loss from equity method investment	-	102	16
Net operating losses (“NOLs”)	1,438	16,111	2,487
Less: valuation allowance	(1,095)	(82,735)	(12,772)

Total deferred tax assets, non-current portion	343	-	-

Deferred tax liabilities, non-current portion
Online payment and other licenses arisen from business combination	-	(13,411)	(2,070)

Total deferred tax liabilities, non-current portion	-	(13,411)	(2,070)